Commitments and Contingencies - Future minimum contractual obligations (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 4,525
2022	6,629
2023	6,577
2024	6,496
2025	6,388
2026 and thereafter	30,184
Total	$ 60,799